Rights Issue - Narrative (Details) £ / shares in Units, £ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2024 GBP (£) £ / shares shares	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)
Issued capital [abstract]
Net proceeds from issue or ordinary shares | £	£ 6,839
Transaction fees related to Rights Issue | £	£ 162	£ 162	£ 0
Increase (decrease) in number of rights issued (in shares)	1,085,000,000
Issue price (in GBP per share) | £ / shares	£ 6.45
Shares issued, number of ordinary shares, basis (in shares)	7
Shares issued, number of ordinary shares, existing shares (in shares)	24
Discount of issue price, percent	33.00%
Bonus factor	1.0811